Financial risks management- Fair value (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Fair value through profit and loss
Cash and cash equivalents:	[1]	$ 648.5	$ 861.2
Other investments	[1]	13.2	10.7
Money markets instruments
Fair value through profit and loss
Cash and cash equivalents:		616.8	435.9
Sovereign bonds
Fair value through other comprehensive income
Other investments:		546.0	857.7
Corporate bonds
Fair value through other comprehensive income
Other investments:		1,161.8	894.8
Equity instruments
Fair value through profit and loss
Other investments		13.2	10.7
Fair value through other comprehensive income
Other investments:		1.7	1.9
Derivative instruments
Loans and other liabilities:
Loans and other liabilities:		(16.9)	(11.5)
Level 1 | Money markets instruments
Fair value through profit and loss
Cash and cash equivalents:		616.8	435.9
Level 1 | Sovereign bonds
Fair value through other comprehensive income
Other investments:		546.0	857.7
Level 1 | Corporate bonds
Fair value through other comprehensive income
Other investments:		1,161.8	894.8
Level 1 | Equity instruments
Fair value through other comprehensive income
Other investments:		1.7	1.9
Level 3 | Equity instruments
Fair value through profit and loss
Other investments		13.2	10.7
Level 3 | Derivative instruments
Loans and other liabilities:
Loans and other liabilities:		$ (16.9)	$ (11.5)

[1]	See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.